Expected credit loss measurement - ECL stage 2 allowances / provisions - classification by trigger (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (2,261)	$ (1,091)	$ (1,165)
Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	1,115
Twelve-month expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(700)	(259)	(282)
Lifetime expected credit losses | Stage 1 and 2 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(416)	(267)	(220)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(97)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(35)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(133)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(60)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(11)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(5)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(13)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(19)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stage 1 and 2 positions | of which: Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(40)
Lifetime expected credit losses | of which: PD layer
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(221)
Lifetime expected credit losses | of which: PD layer | of which: Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(69)
Lifetime expected credit losses | of which: PD layer | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(23)
Lifetime expected credit losses | of which: PD layer | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(54)
Lifetime expected credit losses | of which: PD layer | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(27)
Lifetime expected credit losses | of which: PD layer | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(4)
Lifetime expected credit losses | of which: PD layer | of which: Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | of which: Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(9)
Lifetime expected credit losses | of which: PD layer | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: PD layer | of which: Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(36)
Lifetime expected credit losses | of which: watch list
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(123)
Lifetime expected credit losses | of which: watch list | of which: Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(5)
Lifetime expected credit losses | of which: watch list | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | of which: watch list | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(77)
Lifetime expected credit losses | of which: watch list | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(24)
Lifetime expected credit losses | of which: watch list | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(11)
Lifetime expected credit losses | of which: watch list | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | of which: Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | of which: Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: watch list | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: watch list | of which: Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(4)
Lifetime expected credit losses | of which: 30 days past due
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(71)
Lifetime expected credit losses | of which: 30 days past due | of which: Private clients with mortgages
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(22)
Lifetime expected credit losses | of which: 30 days past due | of which: Real estate financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(10)
Lifetime expected credit losses | of which: 30 days past due | of which: Large corporate clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(2)
Lifetime expected credit losses | of which: 30 days past due | of which: SME clients
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(10)
Lifetime expected credit losses | of which: 30 days past due | of which: Lombard
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due | of which: Financial intermediaries and hedge funds
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: 30 days past due | of which: Loans to financial advisors
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | of which: 30 days past due | of which: Credit cards
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(13)
Lifetime expected credit losses | of which: 30 days past due | of which: Consumer financing
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(11)
Lifetime expected credit losses | of which: 30 days past due | of which: Commodity trade finance
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	0
Lifetime expected credit losses | of which: 30 days past due | of which: Other
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	(1)
Lifetime expected credit losses | Stage 3 positions
Disclosure Of Provision Matrix [Line Items]
Total ECL allowances and provisions	$ (993)	$ (564)	$ (662)